Shareholder Report, Holdings (Details)	Feb. 28, 2025
T-REX 2X LONG MSTR DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.77%
T-REX 2X LONG MSTR DAILY TARGET ETF [Member] | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.09%
T-REX 2X LONG MSTR DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.40%)
T-REX 2X LONG MSTR DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	197.46%
T-REX 2X LONG MSTR DAILY TARGET ETF [Member] | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
T-REX 2X INVERSE MSTR DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.06%
T-REX 2X INVERSE MSTR DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.12%)
T-REX 2X INVERSE MSTR DAILY TARGET ETF [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.94%)
T-REX 2X INVERSE MSTR DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)